Condensed Consolidated Statement of Shareholder's Equity and Redeemable Non-Controlling Interest - USD ($)	Total	Montes Archimedes Acquisition Corp.	Class A common stock Montes Archimedes Acquisition Corp.	Class B common stock Montes Archimedes Acquisition Corp.	Redeemable Noncontrolling Interest [Member]	Common Stock [Member]	Common Stock [Member] Class A common stock Montes Archimedes Acquisition Corp.	Common Stock [Member] Class B common stock Montes Archimedes Acquisition Corp.	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Montes Archimedes Acquisition Corp.	Accumulated Deficit [Member]	Accumulated Deficit [Member] Montes Archimedes Acquisition Corp.	Subscriptions Receivables [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]
Balance, temporary equity at Mar. 31, 2019					$ 50,130,000
Issuance of subsidiary convertible and redeemable preferred stock, net					27,491,000
Purchase of subsidiary convertible and redeemable preferred stock					(55,130,000)
Balance, temporary equity at Mar. 31, 2020					22,491,000
Balance at Mar. 31, 2019	$ 887,169,000					$ 0			$ 3,024,172,000		$ (2,309,737,000)			$ 2,518,000	$ 170,216,000
Balance, shares at Mar. 31, 2019						213,555,119
Issuance of subsidiary common shares, net	117,658,000								59,052,000						58,606,000
Issuance of subsidiary common shares to the Company	0								(9,962,000)						9,962,000
Purchase of subsidiary common shares	(65,544,000)								(62,913,000)						(2,631,000)
Purchase of subsidiary convertible and redeemable preferred stock	(77,777,000)								(77,777,000)
Issuance of subsidiary warrants	907,000														907,000
Exercise of subsidiary stock options	1,407,000								875,000						532,000
Issuance of the Company's common shares	999,193,000					$ 0			999,193,000
Issuance of the Company's common shares, net, shares						26,952,143
Repurchase of common shares and other equity instruments	(990,014,000)					$ 0			(990,014,000)
Repurchase of common shares and other equity instruments, shares						(25,625,933)
Sale of interests in subsidiaries	(43,398,000)														(43,398,000)
Issuance of equity by subsidiary upon Business Combination and recapitalization	104,686,000								69,379,000						35,307,000
Issuance of equity by subsidiary to the Company upon Business Combination and recapitalization	0								(2,559,000)						2,559,000
Conversion of subsidiary convertible promissory notes	33,087,000								21,928,000						11,159,000
Issuance of equity instruments	24,842,000								24,842,000
Settlement in equity of liability-classified instruments	13,119,000								13,119,000
Net income (loss)	1,200,509,000
Balance at Mar. 31, 2020	2,032,162,000
Deconsolidation of subsidiary	(46,483,000)														(46,483,000)
Capital contributions to majority-owned subsidiaries	0								(4,699,000)						4,699,000
Share-based compensation	122,572,000					$ 0			79,103,000						43,469,000
Share-based compensation, shares						2,271
Foreign currency translation adjustment	(5,536,000)													(4,867,000)	(669,000)
Net income (loss)	1,010,316,000										1,200,509,000				(190,193,000)
Balance at Mar. 31, 2020	2,086,204,000					$ 0			3,143,739,000		(1,109,228,000)			(2,349,000)	54,042,000
Balance, shares at Mar. 31, 2020						214,879,058
Balance, temporary equity at Mar. 31, 2021					22,491,000
Issuance of subsidiary common shares, net	456,097,000								324,995,000				$ (100,000,000)		231,102,000
Issuance of subsidiary common shares to the Company	0								(11,692,000)						11,692,000
Issuance of the Company's common shares	301,744,000					$ 0			301,744,000
Issuance of the Company's common shares, net, shares						7,202,917
Exercise of subsidiary stock options and vesting of subsidiary restricted stock units	907,000								522,000						385,000
Net income (loss)	(809,234,000)
Balance at Mar. 31, 2021	1,797,788,000	$ 5,000,010					$ 479	$ 1,027		$ 0		$ 4,998,504
Deconsolidation of subsidiary	(3,054,000)														(3,054,000)
Consolidation of unconsolidated entity	9,178,000														9,178,000
Repurchase of equity awards	(113,000)								(113,000)
Capital contributions to majority-owned subsidiaries	0								(1,642,000)						1,642,000
Share-based compensation	84,958,000					$ 0			57,252,000						27,706,000
Share-based compensation, shares						587,824
Foreign currency translation adjustment	3,826,000													3,794,000	32,000
Net income (loss)	(900,233,000)										(809,234,000)				(90,999,000)
Balance at Mar. 31, 2021	2,039,514,000					$ 0			3,814,805,000		(1,918,462,000)		(100,000,000)	1,445,000	241,726,000
Balance, shares at Mar. 31, 2021			41,071,823	10,267,956		222,669,799	4,794,336	10,267,956
Balance at Jul. 05, 2020		0					$ 0	$ 0		0		0
Balance, shares at Jul. 05, 2020							0	0
Issuance of the Company's common shares		25,000						$ 1,150		23,850
Issuance of the Company's common shares, net, shares								11,500,000
Sale of units in initial public offering, gross		380,530,440					$ 4,107			380,526,333
Sale of units in initial public offering, gross (in shares)							41,071,823
Offering costs		(21,025,341)								(21,025,341)
Common stock subject to possible redemption		(343,755,780)					$ (3,437)			(343,752,343)
Common stock subject to possible redemption (in shares)							(34,375,578)
Forfeiture of Class B common stock								$ (123)		123
Forfeiture of Class B common stock (in shares)								(1,232,044)
Net income (loss)		(10,774,318)										(10,774,318)
Balance at Dec. 31, 2020		5,000,001					$ 670	$ 1,027		15,772,622		(10,774,318)
Net income (loss)		(10,774,318)
Balance, shares at Dec. 31, 2020			41,071,823	10,267,956			6,696,245	10,267,956
Balance, temporary equity at Mar. 31, 2021					$ 22,491,000
Common stock subject to possible redemption		(19,019,091)					$ (191)			(15,772,622)		(3,246,278)
Common stock subject to possible redemption (in shares)							(1,901,909)	0
Net income (loss)		19,019,100										19,019,100
Balance at Mar. 31, 2021	1,797,788,000	5,000,010					$ 479	$ 1,027		$ 0		$ 4,998,504
Net income (loss)		$ 19,019,100
Balance at Mar. 31, 2021	$ 2,039,514,000					$ 0			$ 3,814,805,000		$ (1,918,462,000)		$ (100,000,000)	$ 1,445,000	$ 241,726,000
Balance, shares at Mar. 31, 2021			41,071,823	10,267,956		222,669,799	4,794,336	10,267,956